Debt - Summary of Advances Obtained and Certain Financing Costs Incurred Under the Credit Facility (Detail) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Line of Credit Facility [Line Items]
Revolving credit facilities	$ 548,358,514	$ 548,012,437	$ 44,848,788
Residential Real Estate [Member]
Line of Credit Facility [Line Items]
Revolving credit facilities	551,669,000	551,669,000	0
Line of Credit [Member]
Line of Credit Facility [Line Items]
Deferred financing costs, net		(44,247)	(151,212)
Line of Credit [Member] | Residential Real Estate [Member]
Line of Credit Facility [Line Items]
Revolving credit facilities		0	45,000,000
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Deferred financing costs, net	$ (3,310,486)	$ (3,612,316)	$ 0